Related party transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related party transactions
Related Party Transactions

Clinton Lease Agreement

On October 20, 2017, the Company enacted a plan to restructure the ownership of a building and land which resulted in the transfer of ownership of such building and land from its consolidated subsidiary, White Construction, LLC, to Clinton RE Holdings, LLC (Cayman) (“Cayman Holdings”), a directly owned subsidiary of the Infrastructure and Energy Alternatives, LLC. The lease has been classified as an operating lease with monthly payments through 2038. The Company's rent expense related to the lease during the three months ended September 30, 2019 and 2018, was $178 and $153, respectively, and for the nine months ended September 30, 2019 and 2018, was $534 and $459, respectively.

On October 30, 2019, Cayman Holdings sold the building to a third party that assumed the future payments and terms of the existing lease. The Company will continue to have rent expense related to the lease but it will no longer be with a related party.

Related Party Shareholders

Type of Equity	Holder	Ownership Percentage
Series A Preferred	Infrastructure and Energy Alternatives, LLC	100%
Series B-1 Preferred Stock, Series A Conversion Warrants, Additional 6% Warrants, Warrants at closing	Ares	60%
	Oaktree Power Opportunities Fund III Delaware, L.P.	40%
Contingent Consideration	Infrastructure and Energy Alternatives, LLC	100%
Series B-2 Preferred Stock	Ares	100%

Related Parties

Credit Support Fees

The Company had debt facilities and other obligations under surety bonds and stand-by letters of credit under the old credit facility that were guaranteed by the two funds that had majority ownership in the Seller. The Company paid a fee for those guarantees based on the total amount outstanding. The Company expensed $0.2 million, $1.5 million and $3.0 million related to these fees during the years ended December 31, 2018, 2017 and 2016, respectively. $0.6 million of the 2016 amount was included within net income from discontinued operations in the consolidated statement of operations.

Clinton Lease Agreement

On October 20, 2017, the ownership of a building and land was transferred from White to Clinton RE Holdings, LLC (Cayman) (“Cayman Holdings”), a directly owned subsidiary of the Seller. White then entered into a lease with Cayman Holdings for use of the building and land. This lease has been classified as an operating lease with monthly payments through 2038. The Company's rent expense related to the lease was $0.7 million and $0.1 million for the years ended December 31, 2018 and 2017, respectively.